Information about Subsidiaries	12 Months Ended
Jun. 30, 2020
Information About Subsidiaries [abstract]
Information about subsidiaries
7.	Information about subsidiaries

The Group conducts its business through several operating and holding subsidiaries.

The subsidiaries are shown by percentage of participation held by the Group:

			06.30.20		06.30.19
Name of the entity	Place of business / Country of incorporation	Main activity	% of ownership interest held	% of ownership interest held by non-controlling interests	% of ownership interest held	% of ownership interest held by non-controlling interests

Panamerican Mall S.A.	Argentina	Real estate	80.00%	20.00%	80.00%	20.00%
Torodur S.A.	Uruguay	Investment	100.00%	-	100.00%	-
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	10.00%	90.00%	10.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	0.05%	99.95%	0.05%
Entertainment Holdings S.A.	Argentina	Investment	70.00%	30.00%	70.00%	30.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	46.32%	53.68%	46.32%
Entretenimiento Universal S.A.	Argentina	Event organization and others	98.75%	1.25%	98.75%	1.25%
Fibesa S.A.	Argentina	Mandatory	100.00%	-	100.00%	-
Centro de entretenimiento La Plata S.A.	Argentina	Real estate	100.00%	-	100.00%	-
La Maltería S.A	Argentina	Real estate	-	100.00%	100.00%	-
Pareto S.A	Argentina	Design and software development	69.96%	30.04%	69.96%	30.04%

Restrictions, commitments and other matters in respect of subsidiaries

According to Law N° 19,550, 5% of the profit in each fiscal year must be separated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve. Dividends are paid across the Group’s subsidiaries based on their individual accounting statements.

Arcos del Gourmet

In December 2013, the Judicial Branch confirmed a precautionary measure that suspended the opening of the Shopping mall because it considered that it did not have certain government permits within the framework of two judicial proceedings. However, by virtue of the result of the ordinary instances of the cases, this precautionary measure was dismissed and the shopping mall has been operating for five years.

Notwithstanding the foregoing, one of these judicial proceedings continued its process in an extraordinary instance, as the plaintiff filed an appeal for unconstitutionality before the Superior Court of Justice of the Autonomous City of Buenos Aires. Although that appeal was initially rejected, the plaintiff filed a complaint for denied appeal and finally it was granted. Within that framework, the Superior Court of Justice of the Autonomous City of Buenos Aires decided to refer the proceedings to the Chamber so that it may issue a new sentence contemplating certain parameters set by said Court regarding the transfer of green spaces to the City. On February 14, 2019, the Chamber decided to condemn the Government of the City of Buenos Aires ("GCBA") and Arcos, providing for the partial annulment of resolution 157 / APRA / 14 at the point that it did not consider appropriate for Arcos to transfer 65% of the land for use and public utility with unrestricted access and destined "especially and preferably to the generation of new landscaped green spaces". Consequently, it was resolved that the GCBA must issue an administrative act that provides for this assignment. If it does not do so, Arcos must also comply with said assignment, either on the premises where the commercial center is currently located, be it totally or partially on land adjacent to the area. Failing to do this, Arcos del Gourmet S.A. ("Arcos") must pay, prior to the realization of an expert report to be ordered in the execution stage, the sum of money necessary in order for the Administration to proceed to the search for a property with the objective of fulfilling the aforementioned purpose. If none of the aforementioned forms of compliance are specified, the power to order will be expedited - prior intervention of the relevant experts and / or technical departments of the corresponding GCBA - the demolition of the necessary works in order to comply with the ordered assignment.

Against that judgment, an appeal for local unconstitutionality was filed on March 11, 2019 and a federal extraordinary appeal on March 15, 2019. After the relevant transfers were made, the Chamber decided to reject the appeal for unconstitutionality raised, which is why on May 29, 2019, a complaint was lodged due to an appeal of unconstitutionality denied. Said appeal is pending before the Superior Court of Justice of the City of Buenos Aires. On June 10, 2019, said the Court urged Arcos to accompany additional documentation. This documentation consists of provisions dictated by different departments of the Government of the City of Buenos Aires. Such intimation was fulfilled in a timely manner.

Due to all of the foregoing, the Company's legal advisors, although they consider that the outcome of the complaint is still uncertain, they consider that even if it is unfavorable, there is a low probability that, once the court ruling in the case is signed and once all recursive instances have been exhausted, the demolition of the works carried out in the Property is definitively ordered.

Nowadays, the Distrito Arcos shopping mall is currently open to the public and operating normally.

Concession Status

In November 2008, the Arcos del Gourmet S.A. signed a contract with the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish) for which the Company had been granted the concession to use the properties located in the jurisdiction of Estación Palermo, ex Línea San Martín - Palermo loading deck (on Juan B. Justo Avenue from Santa Fe Avenue to Paraguay Street) until December 31, 2025 (the “Arcos concession agreement”).

Subsequently, in September 2011, a contract for the readjustment of this concession was entered into with the Railway Infrastructure Administrator (ADIF in spanish) (to which the rail assets were transferred in the jurisdiction of AABE), pursuant to the term of the Arcos concession agreement was extended until December 31, 2030. This new agreement provides for an automatic extension of 3 years and 4 months in the event that the Company complies with the agreement and ADIF so finds. Likewise, a new extension is established for an additional 3 years if the Company so declares and ADIF corroborates compliance with the obligations. This agreement established an initial monthly fee of ARS 200 (plus VAT) until December 31, 2025, and ARS 250 (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession.

The Argentine government issued Executive Order 1723/2012, whereby several plots of land located in prior rail yards of Palermo, Liniers and Caballito were designated for development and urbanization projects.

In this respect and as part of several measures related to other licensed persons and/or concessionaires, the Company was notified, of Resolution 170/2014 revoking of the Arcos Concession agreement.

It should further be pointed out that such measure:

(i) has not been adopted due to noncompliance of the company.

(ii) there is no the interruption of the commercial development or operation of the shopping mall, which continues to operate under normal conditions;

Notwithstanding the foregoing, Arcos del Gourmet S.A. has filed the relevant administrative resources (appeal) and has also filed a judicial action requesting that the revocation of the Arcos Concession agreement be overruled. Likewise, the Company has concurrently brought an action of lease rental payments as a result of which it is making judicial deposits in time and form of the agreed monthly rental payments pursuant to the Concession to Agreement for that the Company interprets has been improperly revoked. To date, the administrative remedy has been waived (by operation of law since judicial proceedings have been commenced), the Argentine goverment answered the complaint in the case where the parties contest the admissibility of the order revoking the concession, and the complaint has already been served which was answered by Trenes Argentinos opposing exceptions, which have already been answered by the Company.

In turn, and due to the possibility that the eviction of Distrito Arcos property could be resolved in a short time, a precautionary measure was filed in order to avoid the latter until the annulment action is resolved. On June 28, 2019, the interim measure was granted, which is why the launching of the property has been suspended. The sum of ARS 60,500,000 was set as an escrow, which must be implemented through a deposit in the Official Bank in cash, in securities, bonds or the other financial assets.

Likewise, it has also initiated a consignment lawsuit in which Arcos is depositing in due time and form the rental fees corresponding to the Contract for the Readjustment of the Use and Exploitation Concession that Arcos interprets has been improperly revoked. In this process, the claim was transferred, which was answered by Trenes Argentinos with exceptions. These exceptions were answered by us.

Currently the file was opened for testing and we are producing it. To date, the testimonial statements have been produced and the production of the calligraphic and accounting expert evidence remains.

Emprendimiento Recoleta S.A.

As a result of a public auction, in February 1991, the City of Buenos Aires granted to Emprendimiento Recoleta S.A (ERSA) a 20-year concession to use a plot of land in Centro Cultural Recoleta, which was set to expire in November 2013. In addition, pursuant to Resolution No. 1125/00 issued by the Secretariat of Economy and Finance of the Government of the City of Buenos Aires (Secretaria de Hacienda y Finanzas del GCBA) an extension was granted for “Edificio Esquina” or “Edificio Ballena” to be used as a Multipurpose Area (“Salones de usos múltiples”); and pursuant to Decree No. 867/10 dated November 25, 2010, a five-year extension was granted so the agreement was set to expire on November 18, 2018.

On December 5, 2018, the property was returned to the competent authorities, who from that date have control of the property, terminating the concession. Consequently, and taking into account that ERSA statute has as its sole corporate purpose the exploitation of the aforementioned concession, the Company entered, as of said date, in the process of dissolution and liquidation as established in subsection 4) of Art. 94 of the LGS.

On April 12, 2018, ERSA was notified by the Federal National Criminal and Correctional Court No. 1, Secretariat No. 2 in the case entitled “Blaksley Enrique and others s / infraction art. 303 ”of the judicial intervention for a period of six months, ordering the appointment of collecting and informants overseers and decreeing their general inhibition of assets. On July 20, 2018 and subsequently, on August 10, 2018, the Company received two new notifications from the same Court in which it was ordered: 1) to transfer to the Court's account 7.36% of the income received by the company for any concept and 2) designate as representatives of the minority of 46.316% in all shareholders' meetings, board meetings, the interveners. On January 8, 2019, the Federal National Criminal and Correctional Court No. 1 decreed the preventive seizure for the purpose of confiscation of 46.31% of all value obtained from the sale and / or liquidation of the assets of the Company after deduction of taxes and any other expense. Although these measures were appealed in a timely manner, all of them are in force as of the date of these Financial Statements.

It should be noted that the end of ERSA’s concession has no significant impact on the Group’s Financial Statements.

Panamerican Mall S.A.

Below is the summarized financial information of subsidiaries with material non-controlling interests which are considered significant for the Group, presented before intercompany eliminations.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.20	464,806	26,131,918	1,287,274	5,884,572	19,424,878	20%	3,884,975	80%	15,539,902
06.30.19	894,268	19,820,241	950,060	5,593,408	14,171,041	20%	2,834,208	80%	11,336,832

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase in cash and cash equivalents	Dividends paid to non-controlling interest
06.30.20	2,027,772	5,984,852	1,092,451	(240,902)	(1,192,318)	(340,769)	-
06.30.19	2,213,660	491,630	1,064,156	(712,195)	(165,054)	186,907	-

The non-controlling interests of the remaining subsidiaries summarize ARS 204,019 and ARS 279,025 as of June 30, 2020 and 2019 respectively. Non of these subsidiaries have non-controlling interest that individually are considered significant for the Group.